Other related party transactions (Details Narrative) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Board of Directors Other [Member]
Accounts Payable And Accrued Liabilities	$ 19,699	$ 14,890
Board of Directors [Member]
Accounts Payable And Accrued Liabilities	$ 36,938	$ 76,843